Goodwill And Other Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Estimated economic useful life	22 years 3 months 18 days
Amortization expense for definite-life intangible assets for the year	$ 8,239	$ 7,932	$ 8,347
Estimated amortization expense in 2021	5,987
Estimated amortization expense in 2022	5,363
Estimated amortization expense in 2023	4,846
Estimated amortization expense in 2024	4,302
Estimated amortization expense in 2025	$ 4,046
Orbital slots
Finite-Lived Intangible Assets [Line Items]
Estimated economic useful life	15 years